Share-based Compensation - Summary of Fair Value of Each Share Options Granted (Detail) - ¥ / shares						12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	May 26, 2020	May 11, 2020	Apr. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)						7 years	7 years	7 years
Exercise price						¥ 0.0004	¥ 0.0004	¥ 0.0004
Risk-free interest rate, Minimum						3.10%	2.66%	3.03%
Risk-free interest rate, Maximum						3.31%	3.31%	3.68%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility, Minimum						33.35%	33.32%	34.28%
Expected volatility, Maximum						33.56%	33.56%	34.39%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant						¥ 8.53	¥ 8.60	¥ 8.08
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant						¥ 8.36	¥ 8.36	¥ 2.51